Investment in material joint ventures - Joint venture comprehensive income (Details) - USD ($) $ in Millions		2 Months Ended	12 Months Ended
	Oct. 31, 2019	Dec. 31, 2019	Dec. 31, 2019	Nov. 01, 2019
Joint venture
Loss for the period			$ (49)
Trivium Packaging B.V.
Joint venture
Investment in material joint ventures		$ 375	$ 375	$ 412
Loss for the period		(49)
Other comprehensive income		7
Total comprehensive loss		$ (42)
Trivium Packaging B.V.
Joint venture
Ownership interest	42.00%	42.00%	42.00%
Ontario Teachers | Trivium Packaging B.V.
Joint venture
Ownership interest	58.00%
Ontario Teachers | Trivium Packaging B.V.
Joint venture
Ownership interest			58.00%